Indebtedness (Allied Integral United Inc)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Allied Integral United Inc [Member]
Indebtedness
6.	Indebtedness

As of March 31, 2021, and December 31, 2020, the current portion of long-term debt within the Company’s unaudited condensed consolidated financial statements for our core Memory care facilities is $5,129,855 and $1,623,375, respectively. As of March 31, 2021, and December 31, 2020, the debt associated with our current portion of long-term debt within the Company’s unaudited condensed consolidated financial statements for our assets held for sale as is $1,758,223 and $4,107,599, respectively. This debt is expected to be repaid with the proceeds from the sales. See Note 2 – Summary of Significant Accounting Policies for more information about the Company’s assets held for sale.

Interest and Future Maturities

The Company has recorded interest expense in the accompanying unaudited condensed consolidated financial statements of $78,781 and $90,775 for the three months ended March 31, 2021 and 2020, respectively, and $23,825 and $312,346 for discontinued operations for the same periods.

Long-term Debt
	Continuing Core	Discontinued Non-Core	Total
2021 - Remainder of 2021	$5,129,855	$1,758,223	$6,888,078
2022	564,590	184,366	748,956
2023	485,937	499,185	985,122
2024	193,449	214,760	408,209
2025	99,485	231,519	331,004
Thereafter	2,314,231	3,731,097	6,045,328
Total obligations	$8,787,547	$ 6, 619,149	$15,406,696

The following table summarizes the maturity of the Company’s long-term debt and notes payable as of March 31, 2021:

	Maturity Date	Interest Rate	March 31, 2021	December 31, 2020
Memory Care (Core) Facilities:
Naples Mortgage	December-2041	3.99%	$2,710,207	$2,731,100
MCA Invesque Loan	January-2024	8.5%	1,505,005	1,610,577
New Braunfels Business Loan	March-2022	6.25%	153,088	185,359
Gearhart Loan	April-2021	7%	238,578	238,578
Cerniglia Note	December-2021	9.85%	325,000	325,000
SBA PPP Loan	May-2022	1%	2,855,669	1,364,962
Equity Secure Fund I, LLC	March - 2022	11.50%	1,000,000	-
Notional amount of debt			8,787,547	6,455,576
Less: current maturities			5,129,855	1,623,375
			$3,657,692	$4,832,201
Non-core businesses classified as liabilities held for sale:
Hotels:
Seaworld Hotel Note (1)	January-2021	Variable	$299,000	$3,395,000
Buda Hotel Note (2)	January-2037	Variable	4,013,425	4,046,771
SBA PPP Loan	May-2022	1%	604,800	255,300
Buda Tax Loans	June-2028	8.99%	466,713	271,365
Notional amount of debt			5,383,938	7,968,436
Less: current maturities			1,045,624	3,395,000
			$4,338,314	$4,573,436

Real Estate:
Artesia Note (3)	June-2033	Variable	$235,211	$238,168
Tamir Note	March-2022	12%	300,000	300,000
Leander Note	April-2022	12.75%	700,000	700,000
Notional amount of debt			1,235,211	1,238,168
Less: current maturities			712,599	712,599
			$499,857	$502,814

As of March 31, 2021, included in the current portion of long-term debt on the accompanying unaudited condensed balance sheet is $224,207 of unamortized debt discount. As of December 31, 2020, included in long term debt on the accompanying unaudited condensed balance sheet is $21,528 of unamortized debt discount.

Notes:

(1) Interest equal to $1,000 per day for 60 days, $1,500 per day through September 17, 2019 and interest rates between 20% and 40%; refer to detail below, as in default above

(2) Interest rate equal to greater of 10.5% or 30-day LIBOR plus 8.175%

(3) Interest rate equal to greater of 10.5% or 30-day LIBOR plus 8.175%

(4) Interest rate equal to Wall Street Journal Prime plus 2.75%

(5) Interest rate equal to greater of 6.0% or Prime plus 1.0

	Maturity Date	Interest Rate	March 31, 2021	December 31, 2020
Core Businesses (Continuing Operations) Notes Payable
Cibolo Creek Partners note	December 2025	0.09%	$111,208	$-
Round Rock Development Partners Note	December 2025	0.09%	500,000	500,000
Notional amount of debt			611,208	500,000
Guarantee Fees			283,023	139,883
			$894,231	$639,883

Core Businesses (Discontinued Continuing Operations) Notes Payable
Cibolo Creek Partners note	December 2025	0.09%	$530,596	$641,804
Notional amount of debt			530,596	641,804
Guarantee Fees			-	143,141
			$530,596	$784,945

Memory Care Facilities Debt

Naples Mortgage

In connection with the Company’s purchase of its memory care facility in Naples, Florida in 2013, it assumed the underlying mortgage with Housing & Healthcare Finance, LLC, dated November 23, 2011. This mortgage is a financing administered by the U.S. Department of Housing and Urban Development or HUD. The original mortgage totaled $3.4 million. The mortgage is collateralized by a security interest in the Naples property and other assets within the Naples property. The mortgage has reducing prepayment penalties through December 31, 2021. The prepayment penalty is 2% during 2020 and 1% during 2021. The mortgage has an interest rate of 3.99%.

On April 29, 2021, the Company executed a promissory note with Benworth Capital Partners, LLC in the amount of $4,550,000. The original Naples Mortgage was paid off in the amount of $2,739,195 and there were closing costs of $354,357 which netted the Company proceeds in the amount of $1,456,448. This is a one-year home equity loan with interest only payments at a fixed interest rate of 9.95%. The loan guaranteed by certain officers and is secured by the memory care facility in located at 2626 Goodlette-Frank Road, Naples, Florida 34105.

MCA Loan

On November 6, 2017, the Company executed a promissory note for $600,000 with Mainstreet Health Financing, LP. The loan had no prepayment penalties. In January 2018, a principal payment of $300,000 was made on this loan. In November 2018, this loan agreement was amended for the then-current principal balance of $300,000. Effective July 31, 2019, the Company signed an amended and restated promissory note with the landlord parties, as defined for the principal sum of $3.3 million (the “A&R MCA Note”), including the previously outstanding principal balance of $300,000. Proceeds from the loan were used to pay outstanding obligations to certain landlords of three leased memory care facilities related to a settlement agreement between the parties. See Note 7 – Commitments and Contingencies.

In accordance with the A&R MCA Note, three principal payments totaling $1.5 million were made during 2019. Beginning January 2020, the Company is required to make monthly principal and interest payments of $47,812. The loan has a fixed interest rate of 8.5%. The note is guaranteed by certain officers and directors of the Company and is collateralized by a pledge of proceeds from the sale of Naples and Westover Town Center.

New Braunfels Business Loan

On December 23, 2015, the Company executed a business loan agreement with ServisFirst Bank for $600,000. In October 2019, the loan was extended and now matures in March 2022. The loan has a fixed interest rate of 6.25%. The note is guaranteed by certain officers and directors of the Company and is collateralized by furniture, fixtures and equipment at MCA New Braunfels.

Gearhart Loan

On April 1, 2012, the Company executed a promissory note with Betty Gearhart for $200,000 (the “Gearhart Note”). Interest accrues at a fixed rate of 7.0% and is payable quarterly in January, April, July and October. In April 2015, the Company executed the First Amended and Restated Promissory Note in the principal amount of $238,578, which extended the maturity date until April 2017. The note is collateralized by the debtor granting a security interest to Betty Gearhart including all assets of MCA, LLC as well as any proceeds (including insurance proceeds) of any and all of the foregoing collateral. The maturity date of the loan was further extended in April 2017, April 2018 and April 2020. The Second Amendment to the Amended and Restated Promissory Note (the “Second Amendment”) was executed on March 5, 2020 in the principal amount of $218,578 and has a maturity date of April 1, 2021. As of April 1, 2021 an extension agreement has not been reached, the note is currently in default.

PPP Loan

In May 2020, the Company was granted approximately $1.6 million under four separate loans under the Paycheck Protection Program (the “PPP Loans”) administered by the United States Small Business Administration (“SBA”) established under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, which has enabled the Company to retain the Company’s employees during the period of disruption created by the Coronavirus pandemic. The PPP Loans, which are evidenced by Notes issued by the Company (the “Note”), mature in May 2022 and bear interest at a fixed rate of 1.0% per annum, accruing from May 2020 (“Loan Date”) and payable monthly. No payments are due on the PPP Loans for six months from the date of first disbursement, but interest will continue to accrue during the deferment period. The Note is unsecured and guaranteed by the SBA. The Note may be prepaid by the Company at any time prior to maturity with no prepayment penalties. The Note provides for customary defaults, including failure to make payment when due or to fulfill the Company’s obligations under the notes or related documents, reorganizations, mergers, Consolidations or other changes to the Company’s business structure, and certain defaults on other indebtedness, bankruptcy events, adverse changes in financial condition or civil or criminal actions. The PPP Loans may be accelerated upon the occurrence of a default. In the first three months of March 2021, the Company received $1,490,706 related to their Memory Care facilities.

Under the terms of the PPP, the PPP loans are forgivable up to the full principal amount of the loan and any accrued interest. An eligible borrow will not be responsible for any loan payment if the borrower uses all of the loan proceeds for forgivable purposes and employee and compensation levels are maintained or, if not, an applicable safe harbor exemption applies. The covered period is now defined as “the period beginning on the date the lender disburses the PPP loan and ending on any date selected by the borrower that occurs during the period (i) beginning on the date that is eight weeks after the date of disbursement and (ii) ending on the date that is 24 weeks after the date of disbursement.” With this new guidance, permissible expenses include payroll costs, qualified rent, utilities, mortgage interest and other interest payments. The Company intends to maximize the use of PPP Loan proceeds for qualifying expenses and intends to apply for forgiveness of the PPP Loans in accordance with the terms of the CARES Act. Whether forgiveness will be granted and in what amount is subject to an application to, and approval by, the SBA and may also be subject to further requirements in any regulations and guidelines the SBA may adopt. As of March 31, 2021, the Company received $2,855,668 in PPP funds related to their Memory Care facilities.

Subsequently, in April 2021, the Company received a PPP loan from the First National Bank of Texas in the amount of $331,816 with a maturity date of April 2026. This PPP Loan, which is evidenced by Notes issued by the Company (the “Note”), mature in April 2026 and bear interest at a fixed rate of 1.0% per annum. No payments are due on this PPP loan until May 2022, but interest will continue to accrue during the deferment period. The Note is unsecured and guaranteed by the SBA. Once the PPP funds have been used, the Company can apply for loan forgiveness if at least 60% of the loan proceeds are used for payroll related expenses.

ERTC Funds

The Company is eligible to claim the employee retention tax credit (“ERTC”) for certain of our employees under the CARES act. The refundable tax credit for 2020 is available to employers that fully or partially suspend operations during any calendar quarter in 2020 due to orders from an appropriate governmental authority limiting commerce, travel, or group meetings due to COVID-19, and is equal to 50% of qualified wages paid after March 12, 2020 through December 31, 2020 to qualified employees, with a maximum credit of $5,000 per employee. We estimate that we will be eligible to claim tax credits of approximately $1.6 million for 2020   . The credit was modified and extended for wages paid from January 1, 2021 through June 30, 2021 by the Consolidated Appropriations Act, 2021, and we are assessing our eligibility to claim such credit. There can be no assurance that we will qualify for, or receive, tax credits in the amount we expect. Subsequently, on May 28, 2021, the Company received $885,852 in    ERTC funds.

Five C’s, LLC Loan

This note exchange agreement between AIU, Inc. and the Five C’s, LLC (“Cerniglia”) is dated as of April 2019 and had an original outstanding balance of $650,000 whereas the noteholder and borrower agreed to assign 40,521 shares of the 6.75% Series A Cumulative Convertible Preferred stock of AIU, par value $0.01 per share under the note equal to $325,000 for shares. The balance of the note, including accrued and unpaid interest after the reduction of the balance due to the assignment of $325,000 shares of the 6.75% series A Cumulative Convertible Preferred stock is now $325,000 and is payable one year after the loan was funded by the noteholder, with a right of the borrower to extend the maturity date for an additional six-month period. As of December 31, 2020, the Cerniglia note was in default. Subsequently, in February 2021, an extension agreement was signed which includes an interest rate of 9.85% per annum as well as a new maturity date of December 31, 2021. This note can be extended by the parties for successive six-month periods unless the noteholder provides a notice to the borrower that the term shall not be extended on or prior to the date that is 30 days prior than the expiration of the note.

8800 Village Drive Loan

On March 26, 2021, the Company executed a promissory note for $1,000,000 with Equity Secured Fund I, LLC. The loan matures on April 26, 2021 and is subject to one (1) twelve (12)-month extension option. The interest rate of the loan is 11.50% and is guaranteed by certain officers and is collateralized the building located at 8800 Village Drive in San Antonio, Texas. Total proceeds received by the Company was $803,063 after adjusting the interest for the period amounting to approximately $202,937 in debt issuance costs.

Debt Related to Assets Held for Sale

SeaWorld Hotel Note

On July 12, 2019, the Company executed a loan agreement with Pender West Credit 1 REIT, LLC for a principal amount of $3,395,000 (“SeaWorld Hotel Note”) to refinance existing financing for the hotel. The previously existing financing related to the Pender Loan discussed below. The note had an initial maturity date of August 1, 2020 and is collateralized by a security interest in the property and other assets within the property. The note required interest only monthly payments with the full principal balance becoming due upon the maturity date. The note contains two options to extend the maturity date by six months each. These extension options may be exercised by the Company if the company: 1) provides adequate notice, 2) is not in default, and 3) certain other provisions. The Company may prepay the note at any time without penalty. Upon the Company’s full payment of the outstanding principal balance of this note, an exit payment of 1% of the loan amount is due. The note has a variable interest rate equal to the greater of 10.5% or LIBOR plus 8.175%. The Company incurred $308,829 in financing costs related to this loan which were expensed in 2019 due to the short-term nature of the loan.

As of March 31, 2021, the Company signed an agreement (effective March 11, 2021) with Pender whereby they agree to deed the property back to the lender. Upon the closing of the sale of the property for less than the amounts owed under the loan, Pender can collect up to $300,000 from the guarantors of the loan for such a deficiency, as well as $150,000 in fees. In May 2021, the lender sold the SeaWorld property which created a shortfall of $216,000 plus the required payment of taxes in the amount of $82,500 which the Company has accrued as of March 31, 2021. Furthermore, the company is liable to pay the property taxes for 2021 the amount would be due by January 31, 2022 and will be approximately $20,000.

Buda Hotel Note

In November 2011, the Company executed a commercial loan agreement with Members Choice Credit Union totaling $4.8 million (“Buda Hotel Note”) to fund the construction of the Buda Hotel, purchase equipment, establish adequate working capital and pay closing costs. The note matures on January 25, 2037 and is collateralized by a security interest in the property and other assets within the property. The Company must pay principal and interest payments of $31,486 during the term of the note which are subject to change to amortize the principal payments of the note. The note has a variable interest rate of Prime plus 2.75% and is collateralized by a security interest in the property and other assets within the property. As of December 31, 2020 the Company was in default with Members Choice Credit Union. Subsequently, on February 23, 2021, the Company signed a conditional temporary extension agreement of the note through June 2021 whereby the Company has agreed to pay one installment of $20,000 in March 2021 and three installments of $10,000 in April, May and June 2021 respectively to keep the note out of default. Subsequently, in March 2021, the Company has made two installments of $10,000 each as per defined commitment.

PPP Loan

In May 2020, the Company was granted approximately $1.6 million under four separate loans under the Paycheck Protection Program (the “PPP Loans”) administered by the United States Small Business Administration (“SBA”) established under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, which has enabled the Company to retain the Company’s employees during the period of disruption created by the Coronavirus pandemic. The PPP Loans, which are evidenced by Notes issued by the Company (the “Note”), mature in May 2022 and bear interest at a fixed rate of 1.0% per annum, accruing from May 2020 (“Loan Date”) and payable monthly. No payments are due on the PPP Loans for six months from the date of first disbursement, but interest will continue to accrue during the deferment period. The Note is unsecured and guaranteed by the SBA. The Note may be prepaid by the Company at any time prior to maturity with no prepayment penalties. The Note provides for customary defaults, including failure to make payment when due or to fulfill the Company’s obligations under the notes or related documents, reorganizations, mergers, Consolidations or other changes to the Company’s business structure, and certain defaults on other indebtedness, bankruptcy events, adverse changes in financial condition or civil or criminal actions. The PPP Loans may be accelerated upon the occurrence of a default. For the first three months of March 2021, the Company received $349,500 in PPP loans related to their asset held for sale facilities.

Under the terms of the PPP, the PPP loans are forgivable up to the full principal amount of the loan and any accrued interest. An eligible borrow will not be responsible for any loan payment if the borrower uses all of the loan proceeds for forgivable purposes and employee and compensation levels are maintained or, if not, an applicable safe harbor exemption applies. The covered period is now defined as “the period beginning on the date the lender disburses the PPP loan and ending on any date selected by the borrower that occurs during the period (i) beginning on the date that is eight weeks after the date of disbursement and (ii) ending on the date that is 24 weeks after the date of disbursement.” With this new guidance, permissible expenses include payroll costs, qualified rent, utilities, mortgage interest and other interest payments. The Company intends to maximize the use of PPP Loan proceeds for qualifying expenses and intends to apply for forgiveness of the PPP Loans in accordance with the terms of the CARES Act. Whether forgiveness will be granted and in what amount is subject to an application to, and approval by, the SBA and may also be subject to further requirements in any regulations and guidelines the SBA may adopt. As of March 31, 2021, the Company received $604,800 in PPP loans for the Caerus facility.

Buda Tax Loan

In February 2020, the Company executed a Promissory Note with TaxCORE Lending, LLC (“Buda 2020 Tax Loan”) for a principal amount of $274,940 to finance property taxes associated with the Buda Hotel and to fully repay the Buda Tax Loan. The note matures on March 5, 2030 and is collateralized by a tax lien secured by the Buda Hotel located in Buda, Texas. The note has a fixed interest rate of 8.99%. With adequate notice, the Company may prepay the note without penalty.

During the period March 31, 2021, the Company refinanced the original note with TaxCORE lending on March 30, 2021 for a principal amount of $466,713 at a fixed rate of 8.99% and a maturity date of May 31, 2031. The note is collateralized by a tax lien contract secured by the Buda Hotel located in Buda, Texas. The Original promissory note was executed in the year 2018 with Home Tax Solutions totaling $98,070 (“Buda Tax Loan”) to fund the tax obligation of the Buda Hotel. The note matures on June 2, 2028 and is collateralized by a tax lien secured by the Buda Hotel located in Buda, Texas. The note has a fixed interest rate of 8.99%. In February 2020, this note was fully repaid with proceeds from the Buda 2020 Tax Loan

Artesia Note

On April 1, 2013, the Company executed a promissory note with FirstCapital Bank of Texas, N.A. for a principal amount of $314,500 (“Artesia Note”). The company executed an amendment to the Artesia Note on July 23, 2018 (“Amended Artesia Note”). The Amended Artesia Note had a principal balance of $266,048 upon execution. The original maturity date of the note was March 1, 2018, which was extended to June 23, 2033 in the Amended Artesia Note. The note requires equal monthly principal and interest payments through maturity and has no prepayment penalties. The note has a variable interest rate equal to the greater of 6.0% or the Prime rate plus 1.0%. The note is collateralized by a security interest in the property and other assets within the property and is guaranteed by certain officers and directors of the Company. As of March 31, 2021, the interest rate for this loan is 6% (the greater of 6% or the Prime rate of 3.25% plus 1.0%).

Tamir Note

On March 12, 2010, the Company executed a promissory note with Tamir Enterprises, Ltd. for a principal amount of $475,000 (“Tamir Note”). The Company has executed subsequent amendments to the Tamir Notes on March 1, 2013, March 12, 2016, and March 19, 2019 (collectively, the “Amended Artesia Note”). The Amended Artesia Note had a principal balance of $300,000 upon execution. As a result of the March 19, 2019 amendment, the maturity date of the note is March 12, 2022. The note requires monthly interest payments through maturity and has no prepayment penalties. The note has a fixed interest rate of 12.0% plus an additional 2% for accrued interest outstanding. The note is collateralized by a security interest in the property and other assets within the property and is guaranteed by certain officers and directors of the Company.

Leander Note

On October 5, 2018, the Company executed a loan agreement with Equity Security Investments for a principal amount of $700,000 (“Leander Note”) to refinance existing financing for the hotel. The note had an original maturity date of October 5, 2019 and was collateralized by a security interest in the property and other assets within the property and is guaranteed by certain officers and directors of the Company. The Company exercised an extension option which extended the maturity of the note to October 5, 2020. The note required interest only monthly payments with the full principal balance becoming due upon the maturity date. The note has a fixed interest rate 12.75%. As of October 12, 2020, the maturity of the note has been extended to April 5, 2021.

On April 20, 2021, the Company has exercised a one-year extension option on the Leander note that extends the new maturity date to April 5, 2022. The note has a fixed interest rate of 12.75%, which requires payment of interest on monthly rest, until the Maturity Date, at which time all outstanding principal and interest shall be finally due and payable.

Notes Payable

The Company has a related party notes payable to Cibolo Creek Partners, LLC, its affiliate Round Rock Development Partners, LP and James Walesa. These notes have a maturity date of December 31, 2025 and there is no interest accruing on any of these notes. Each of these lenders is consider a related party. For more information, see Note 9 - Related Party Transactions.

6.	Indebtedness

As of December 31, 2020, and 2019, the current portion of long-term debt within the Company’s consolidated financial statements includes $4,107,599 and $3,166,978, respectively, of mortgage notes payable secured by assets classified as held for sale. This debt is expected to be repaid with the proceeds from the sales. See Note 2 – Summary of Significant Accounting Policies for more information about the Company’s assets held for sale.

Interest and Future Maturities

The Company has recorded interest expense in the accompanying consolidated financial statements of $472,954 and $818,807 for continuing operations for the years ended December 31, 2020 and 2019, respectively, and $696,431 and $1,825,796 for discontinued operations for the same periods.

Year ending December 31,	Continuing Core	Discontinued Non-Core	Total
2021	$1,623,375	$4,107,599	$5,730,974
2022	656,800	167,286	824,085
2023	674,008	480,505	1,154,513
2024	95,600	194,329	289,929
2025	99,638	209,013	308,651
Thereafter	3,306,156	4,049,099	7,355,255
Total obligations	$6,455,576	$9,207,830	$15,663,406

The following table summarizes the maturity of the Company’s long-term debt and notes payable as of December 31, 2020:

	Maturity Date	Interest Rate	December 31, 2020	December 31, 2019
Memory Care (Core) Facilities:
Naples Mortgage	December 2041	3.99%	$2,731,100	$2,812,596
MCA Invesque Loan	January 2024	8.50%	1,610,577	1,943,417
New Braunfels Business Loan	March 2022	6.25%	185,359	273,140
Gearhart Loan	April 2021	7.00%	238,578	238,578
Cerniglia Note	December 2021	9.85%	325,000	325,000
SBA PPP Loan	May 2022	1.00%	1,364,962	-
KOBO Note (1)	April 2020	Variable	-	500,000
Notional amount of debt			6,455,576	6,092,731
Less: deferred loan costs, net			21,528	22,560
Less: current maturities			1,623,375	1,441,862
			$4,810,673	$4,628,309

Non-core businesses classified as liabilities held for sale:
Hotels:
Airport Hotel Note (2)	August 2020	Variable	$-	$2,054,000
Seaworld Hotel Note (3)	January 2021	Variable	3,395,000	3,395,000
Buda Hotel Note (4)	January 2037	Variable	4,046,770	4,145,297
SBA PPP Loan	May 2022	1.00%	255,300	-
Buda Tax Loans	June 2028	8.99%	271,365	87,735
Notional amount of debt			7,968,435	9,682,032
Less: current maturities			3,395,000	2,185,498
			$4,573,436	$7,496,534
Real Estate:
Castle Hills Note - FNBT	November 2022	4.50%	$-	$8,476,615
Artesia Note (5)	June 2033	Variable	238,168	250,360
Tamir Note	March 2022	12.00%	300,000	300,000
Leander Note	April 2021	12.75%	722,755	700,000
Notional amount of debt			1,260,923	9,726,975
Less: deferred loan costs, net			22,755	4,952
Less: current maturities			712,599	981,480
			$525,569	$8,740,543

Notes:

(1) Interest equal to $1,000 per day for 60 days, $1,500 per day through September 17, 2019 and interest rates between 20% and 40% thereafter

(2) Interest rate equal to greater of 10.5% or 30-day LIBOR plus 8.175%

(3) Interest rate equal to greater of 10.5% or 30-day LIBOR plus 8.175%

(4) Interest rate equal to Wall Street Journal Prime plus 2.75%

(5) Interest rate equal to greater of 6.0% or Prime plus 1.0%

	Maturity Date	Interest Rate	December 31, 2020	December 31, 2019
Core Businesses (Continuing Operations) Notes Payable
Cibolo Creek Partner’s Note	December 2025	0.09%	$-	$27,285
Round Rock Development Partners Note	December 2025	0.09%	500,000	500,000
Notional amount of debt			500,000	527,285
Guarantee Fees			139,883	105,016
			$639,883	$632,301
Non-core Businesses (Discontinued Operations) Notes Payable
Cibolo Creek Partner’s Note	December 2025	0.09%	641,804	683,003
Jim Walesa Note	December 2025	0.00%	-	500,000
Notional amount of debt			641,903	1,183,003
Guarantee Fees			143,141	143,141
			$785,044	$1,326,144

	Maturity Date	Interest Rate	December 31, 2020	December 31, 2019
Core Businesses (Continuing Operations) Notes Payable
Cibolo Creek Partner’s Note	December 2025	0.09%	$-	$27,285
Round Rock Development Partners Note	December 2025	0.09%	500,000	500,000
Notional amount of debt			500,000	527,285
Guarantee Fees			139,883	105,016
			$639,883	$632,301
Non-core Businesses (Discontinued Operations) Notes Payable
Cibolo Creek Partner’s Note	December 2025	0.09%	641,804	683,003
Jim Walesa Note	December 2025	0.00%	-	500,000
Notional amount of debt			641,903	1,183,003
Guarantee Fees			143,141	143,141
			$785,044	$1,326,144

Memory Care Facilities Debt

Naples Mortgage

In connection with the Company’s purchase of its memory care facility in Naples, Florida in 2013, it assumed the underlying mortgage with Housing & Healthcare Finance, LLC, dated November 23, 2011. This mortgage is a financing administered by the U.S. Department of Housing and Urban Development or HUD. The original mortgage totaled $3.4 million. The mortgage is collateralized by a security interest in the Naples property and other assets within the Naples property. The mortgage has reducing prepayment penalties through December 31, 2021. The prepayment penalty is 2% during 2020 and 1% during 2021. The mortgage has an interest rate of 3.99%.

MCA Loan

On November 6, 2017, the Company executed a promissory note for $600,000 with Mainstreet Health Financing, LP. The loan had no prepayment penalties. In January 2018, a principal payment of $300,000 was made on this loan. In November 2018, this loan agreement was amended for the then-current principal balance of $300,000. Effective July 31, 2019, the Company signed an amended and restated promissory note with the landlord parties, as defined for the principal sum of $3.3 million (the “A&R MCA Note”), including the previously outstanding principal balance of $300,000. Proceeds from the loan were used to pay outstanding obligations to certain landlords of three leased memory care facilities related to a settlement agreement between the parties. See Note 7 - Commitments and Contingencies.

In accordance with the A&R MCA Note, three principal payments totaling $1.5 million were made during 2019. Beginning January 2020, the Company is required to make monthly principal and interest payments of $47,812. The loan has a fixed interest rate of 8.5%. The note is guaranteed by certain officers and directors of the Company and is collateralized by a pledge of proceeds from the sale of Naples and Westover Town Center.

New Braunfels Business Loan

On December 23, 2015, the Company executed a business loan agreement with ServisFirst Bank for $600,000. In October 2019, the loan was extended and now matures in March 2022. The loan has a fixed interest rate of 6.25%. The note is guaranteed by certain officers and directors of the Company and is collateralized by furniture, fixtures and equipment at MCA New Braunfels.

Gearhart Loan

On April 1, 2012, the Company executed a promissory note with Betty Gearhart for $200,000 (the “Gearhart Note”). Interest accrues at a fixed rate of 7.0% and is payable quarterly in January, April, July and October. In April 2015, the Company executed the First Amended and Restated Promissory Note in the principal amount of $238,578, which extended the maturity date until April 2017. The note is collateralized by the debtor granting a security interest to Betty Gearhart including all assets of MCA, LLC as well as any proceeds (including insurance proceeds) of any and all of the foregoing collateral. The maturity date of the loan was further extended in April 2017, April 2018 and April 2020. The Second Amendment to the Amended and Restated Promissory Note (the “Second Amendment”) was executed on March 5, 2020 in the principal amount of $218,578 and has a maturity date of April 1, 2021.

KOBO Note

On April 12, 2018, the Company executed a promissory note with KOBO, LP for a principal amount of $650,000 (“KOBO Note”). The original maturity date of the note was June 11, 2018 and was subsequently extended and had a maturity date of April 1, 2020. Principal and interest were due at maturity and the note has no prepayment penalties. The note had a fixed interest rate of $1,000 per day through June 11, 2018 and $1,500 per day after this date through September 17, 2019. The note was collateralized by a lien on real property owned by Flash Partners, LLC, known as Cadillac Plaza. Following this date, the interest rate ranged from 20% to 40% through the date of final settlement. The Company made principal and interest payments reducing the balance to $500,000 in 2019 and fully repaid the remainder of the KOBO Note in April 2020.

PPP Loan

In May 2020, the Company was granted approximately $1.6 million under four separate loans under the Paycheck Protection Program (the “PPP Loans”) administered by the United States Small Business Administration (“SBA”) established under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, which has enabled the Company to retain the Company’s employees during the period of disruption created by the Coronavirus pandemic. The PPP Loans, which are evidenced by Notes issued by the Company (the “Note”), mature in May 2022 and bear interest at a fixed rate of 1.0% per annum, accruing from May 2020 (“Loan Date”) and payable monthly. No payments are due on the PPP Loans for six months from the date of first disbursement, but interest will continue to accrue during the deferment period. The Note is unsecured and guaranteed by the SBA. The Note may be prepaid by the Company at any time prior to maturity with no prepayment penalties. The Note provides for customary defaults, including failure to make payment when due or to fulfill the Company’s obligations under the notes or related documents, reorganizations, mergers, Consolidations or other changes to the Company’s business structure, and certain defaults on other indebtedness, bankruptcy events, adverse changes in financial condition or civil or criminal actions. The PPP Loans may be accelerated upon the occurrence of a default.

Under the terms of the PPP, the PPP Loans may be forgiven to the extent that funds from the PPP Loans are used for payroll costs and costs to continue group health care benefits, as well as for interest on mortgage obligations incurred before February 15, 2020, rent under lease agreements in effect before February 15, 2020, utilities for which service began before February 15, 2020, and interest on debt obligations incurred before February 15, 2020 (collectively, “qualifying expenses”), subject to conditions and limitations provided in the CARES Act. At least 75% of such forgiven amounts must be used for eligible payroll costs. The Company intends to maximize the use of PPP Loan proceeds for qualifying expenses and intends to apply for forgiveness of the PPP Loans in accordance with the terms of the CARES Act. Whether forgiveness will be granted and in what amount is subject to an application to, and approval by, the SBA and may also be subject to further requirements in any regulations and guidelines the SBA may adopt. As of December 31, 2020, the balance of the Note related to continued operations totals $1,364,962. In February, March and April 2021, the Company secured additional PPP funds totaling $1,382,458.

HHS Government Grants

The Company recognizes income for government grants when grant proceeds are received and the Company determines it is reasonably assured that it will comply with the conditions of the grant, the Company will recognize the distributions received in the income statement on a systematic and rational basis. The Company will estimate the fair value of the grant using the applicable HHS definitions of health care related expenses and lost revenue attributable to COVID-19, considering the Company’s projected and actual results at the end of each reporting period.

Upon conclusion that AIU is reasonably assured that it has met the conditions of the grant, it must measure the amount of unreimbursed health-care related expenses and lost revenue related to COVID-19 at the end of each reporting period and release that amount from Refundable Advance to Other Revenue.

Five C’s, LLC Loan

This note exchange agreement between AIU, Inc. and the Five C’s, LLC (“Cerniglia”) is dated as of April 2019 and had an original outstanding balance of $650,000 whereas the noteholder and borrower agreed to assign 40,521 shares of the 6.75% Series A Cumulative Convertible Preferred stock of AIU, par value $0.01 per share under the note equal to $325,000 for shares. The balance of the note, including accrued and unpaid interest after the reduction of the balance due to the assignment of $325,000 shares of the 6.75% series A Cumulative Convertible Preferred stock is now $325,000 and is payable one year after the loan was funded by the noteholder, with a right of the borrow to extend the maturity date for an additional six-month period. As of December 31, 2020, the Cerniglia note was in default. Subsequently, in February 2021, an extension agreement was signed which includes an interest rate of 9.85% per annum as well as a new maturity date of December 31, 2021. This note can be extended by the parties for successive six-month periods unless the noteholder provides a notice to the borrower that the term shall not be extended on or prior to the date that is 30 days prior than the expiration of the note.

8800 Village Drive Loan

On March 26, 2021, the Company executed a promissory note for $1,000,000 with EQUITY SECURED FUND I, LLC. The loan matures on April 26, 2022 and is subject to one (1) twelve (12)-month extension option. The interest rate of the loan is 11.50% and is guaranteed by certain officers and is collateralized the building located at 8800 Village Drive in San Antonio, Texas. Total proceeds to the Company were $803,063 with $196,937 in fees, included in the fees is a one-time deposit of twelve (12)-months interest into an “interest reserve” account by the lender at closing.

Debt Related to Assets Held for Sale

Airport Hotel Note

On July 12, 2019, the Company executed a loan agreement with Pender West Credit 1 REIT, LLC for a principal amount of $2,054,000 (“Airport Hotel Note”) to refinance existing financing for the Airport hotel property. The previously existing financing related to the Pender Loan is discussed below. The Airport Hotel Note had a maturity date of August 1, 2020 and was collateralized by a security interest in the property and other assets within the property. The note required interest only monthly payments with the full principal balance becoming due upon the maturity date. The note had a variable interest rate equal to the greater of 10.5% or LIBOR plus 8.175%. The Company incurred $189,152 in financing costs related to this loan which were expensed in 2019 due to the short-term nature of the loan. On January 3, 2020, the Company sold the Airport Hotel and fully repaid this note.

SeaWorld Hotel Note

On July 12, 2019, the Company executed a loan agreement with Pender West Credit 1 REIT, LLC for a principal amount of $3,395,000 (“SeaWorld Hotel Note”) to refinance existing financing for the hotel. The previously existing financing related to the Pender Loan discussed below. The note had an initial maturity date of August 1, 2020 and is collateralized by a security interest in the property and other assets within the property. The note required interest only monthly payments with the full principal balance becoming due upon the maturity date. The note contains two options to extend the maturity date by six months each. These extension options may be exercised by the Company if the company: 1) provides adequate notice, 2) is not in default, and 3) certain other provisions. The Company may prepay the note at any time without penalty. Upon the Company’s full payment of the outstanding principal balance of this note, an exit payment of 1% of the loan amount is due. The note has a variable interest rate equal to the greater of 10.5% or LIBOR plus 8.175%. The Company incurred $308,829 in financing costs related to this loan which were expensed in 2019 due to the short-term nature of the loan.

On April 29, 2020, the Company executed a side agreement with the lender of the SeaWorld Hotel Note (“SeaWorld Forbearance Agreement”) as a result of the financial hardship experienced by the SeaWorld due to the COVID-19 pandemic. The SeaWorld Forbearance Agreement provides for the lender to forbear exercising its rights and remedies until September 2020 conditioned on the Company’s continued cooperation and provision of financial reports demonstrating financial hardship. This note is guaranteed by certain officers and directors of the Company. The SeaWorld Forbearance Agreement also provides for the following amendments to the SeaWorld Hotel Note:

●	Maturity date is extended until January 1, 2021;
●	Two six-month extension options are exercisable from January 1, 2021;
●	Interest payments due between April 1, 2020 and June 1, 2020 will be paid from reserve or escrow funds held by the lender;
●	Monthly payments due July 1, 2020, August 1, 2020 and September 1, 2020 are payable in the amounts of $10,000, $20,000, and $20,000, respectively, with the remainder of the interest due accruing and becoming payable on January 1, 2021;
●	Stated monthly payments for interest, tax and insurance escrows due under the SeaWorld Hotel Note are due and payable commencing with the payment due October 1, 2020;
●	Because tax and insurance escrow proceeds will be utilized for unpaid interest during the period of forbearance, the Company is required to separately make any required tax or insurance payments to its vendors;
●	If the Company receives certain forms of insurance or financial relief, the Company must bring its obligations current under the terms of the SeaWorld Hotel Note.

As of December 31, 2020, the Company was in default on the note with Pender. Subsequently, on March 10, 2021, the Company signed an agreement with Pender whereby they agree to deed the property back to the lender. Upon the closing of the sale of the property for less than the amounts owed under the loan, Pender can collect up to an aggregate amount of $300,000 from the guarantors of the loan.

Buda Hotel Note

In November 2011, the Company executed a commercial loan agreement with Members Choice Credit Union totaling $4.8 million (“Buda Hotel Note”) to fund the construction of the Buda Hotel, purchase equipment, establish adequate working capital and pay closing costs. The note matures on January 25, 2037 and is collateralized by a security interest in the property and other assets within the property. The Company must pay principal and interest payments of $31,486 during the term of the note which are subject to change to amortize the principal payments of the note. The note has a variable interest rate of Prime plus 2.75% and is collateralized by a security interest in the property and other assets within the property. As of December 31, 2020 the Company was in default with Members Choice Credit Union. Subsequently, on February 23, 2021, the Company signed a conditional temporary extension agreement of the note through June 2021 whereby the Company has agreed to pay one installment of $20,000 in March 2021 and three installments of $10,000 in April, May and June 2021 respectively to keep the note out of default. As of March 2021, the Company has made its first installment on time.

PPP Loan

In May 2020, the Company was granted approximately $1.6 million under four separate loans under the Paycheck Protection Program (the “PPP Loans”) administered by the United States Small Business Administration (“SBA”) established under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, which has enabled the Company to retain the Company’s employees during the period of disruption created by the Coronavirus pandemic. See PPP Loans section above in Memory Care Facilities Debt for further information. As of December 31, 2020, the balance of the Note related to discontinued operations totals $255,300. Under the terms of the PPP, the PPP Loans may be forgiven to the extent that funds from the PPP Loans are used for payroll costs and costs to continue group health care benefits, as well as for interest on mortgage obligations incurred before February 15, 2020, rent under lease agreements in effect before February 15, 2020, utilities for which service began before February 15, 2020, and interest on debt obligations incurred before February 15, 2020 (collectively, “qualifying expenses”), subject to conditions and limitations provided in the CARES Act. At least 75% of such forgiven amounts must be used for eligible payroll costs. The Company intends to maximize the use of PPP Loan proceeds for qualifying expenses and intends to apply for forgiveness of the PPP Loans in accordance with the terms of the CARES Act. Whether forgiveness will be granted and in what amount is subject to an application to, and approval by, the SBA and may also be subject to further requirements in any regulations and guidelines the SBA may adopt. In February 2021, the Company secured additional PPP funds totaling $349,500.

Buda Tax Loan

On May 29, 2018, the Company executed a promissory note with Home Tax Solutions totaling $98,070 (“Buda Tax Loan”) to fund the tax obligation of the Buda Hotel. The note matures on June 2, 2028 and is collateralized by a tax lien secured by the Buda Hotel located in Buda, Texas. The note has a fixed interest rate of 8.99%. In February 2020, this note was fully repaid with proceeds from the Buda 2020 Tax Loan.

In February 2020, the Company executed a Promissory Note with TaxCORE Lending, LLC (“Buda 2020 Tax Loan”) for a principal amount of $274,940 to finance property taxes associated with the Buda Hotel and to fully repay the Buda Tax Loan. The note matures on March 5, 2030 and is collateralized by a tax lien secured by the Buda Hotel located in Buda, Texas. The note has a fixed interest rate of 8.99%. With adequate notice, the Company may prepay the note without penalty.

After December 31, 2020, the Company refinanced the original note with TaxCORE lending on March 30, 2021 for a principal amount of $373,369 at a fixed rate of 8.99% and a maturity date of May 31, 2031. The note is collateralized by a tax lien contract secured by the Buda Hotel located in Buda, Texas.

Pender Loan

On July 12, 2019, the Company executed a loan agreement with Pender West Credit 1 REIT, LLC (“Pender Loan”). The note totaled $10.2 million and had a maturity date of August 1, 2020 and required monthly payments of principal and interest. Expenses paid for the execution of the Pender Loan were $645,243 and were expensed in 2019 as the initial term of the loan was less than one year. On July 12, 2019, the Company closed on the sale of its Round Rock Hotel, which served as part of the collateral package of the Pender Loan. Upon sale of the Round Rock Hotel, the Company paid $4.5 million toward the principal balance of the Pender Loan. The Company incurred $256,695 in financing costs related to this loan which were expensed in 2019 due to the short-term nature of the loan. In addition, on July 12, 2019, the remaining balance of the Pender Loan was bifurcated into two separate loans. See Airport Hotel Note and SeaWorld Hotel loan above for further discussion of these notes. Upon execution of the Airport Hotel Note and SeaWorld Hotel Note, there were no remaining obligations outstanding under the Pender Loan.

Hotel First Lien Note

On April 11, 2014, the Company executed a loan agreement with Ladder Capital Finance LLC (“Hotel First Lien Note”). The note totaled $9.25 million and had a maturity date of May 6, 2019 and required monthly payments of principal and interest in addition to funding tax, insurance, seasonality, franchisor-required replacements, operating expense and FF&E escrows and reserve funds. The note contained covenants including the maintenance of a debt service coverage ratio, as defined in addition to the provision of customary financial reports on a periodic basis. The note was collateralized by a security interest in the certain hotel properties and other assets related to these properties. The mortgage has a fixed interest rate of 6.4%. This note was fully repaid on July 12, 2019 upon closing of the Pender loan above.

Hotel Second Lien Note

On April 11, 2014, the Company executed a mezzanine loan agreement with Ladder Capital Finance LLC (“Hotel Second Lien Note”). The note totaled $950,000 million and had a maturity date of May 6, 2019 and required monthly payments of interest. The note contained covenants including the provision of customary financial reports on a periodic basis. The note was collateralized by a security interest in certain hotel properties and other assets related to these properties. The mortgage had a fixed interest rate of 15.0%. This note was fully repaid on July 12, 2019 upon closing of the Pender loan above.

Castle Hills Note – FNBT

On November 6, 2019, the Company executed a loan agreement with First National Bank Texas for a principal amount of $8,500,000 (“Castle Hills Note - FNBT”) to refinance existing financing for the shopping center property. The maturity date of the note was November 6, 2022. The note required equal monthly principal and interest payments of $53,775 through maturity and had no prepayment penalties. The note had a fixed interest rate equal to 4.5% and was collateralized by a security interest in the property and other assets within the property and is guaranteed by certain officers and directors of the Company. On March 5, 2020, the Company sold the Castle Hills shopping center and fully repaid this note.

Castle Hills Notes – Frost

On April 30, 2012, the Company executed a loan agreement with Frost National Bank for a principal amount of $6,600,000 (“Castle Hills First Lien Note - Frost”) to refinance existing financing for the shopping center property. The note was guaranteed by certain officers and directors of the Company and was collateralized by a security interest in the property and other assets within the property. The note required monthly principal and interest payments and had a variable interest rate equal to the Prime Rate plus 0.50%. The note had an initial maturity date of April 30, 2017 and was further extended through several amendments. On November 6, 2019, this note was fully paid in connection with the closing of the Castle Hills Note – FNBT described above.

On June 17, 2019, the Company executed a loan agreement with Frost Bank for a principal amount of $365,000 (“Castle Hills Second Lien Note - Frost”) to refinance existing financing. The note had an initial maturity date of April 30, 2021 and required monthly principal and interest payments. The note had a variable interest rate equal to the Prime Rate plus 1.75% and is collateralized by a security interest in the property and other assets within the property and is guaranteed by certain officers and directors of the Company. On November 6, 2019, this note was fully paid in connection with the closing of the Castle Hills Note – FNBT described above.

Artesia Note

On April 1, 2013, the Company executed a promissory note with FirstCapital Bank of Texas, N.A. for a principal amount of $314,500 (“Artesia Note”). The company executed an amendment to the Artesia Note on July 23, 2018 (“Amended Artesia Note”). The Amended Artesia Note had a principal balance of $266,048 upon execution. The original maturity date of the note was March 1, 2018, which was extended to June 23, 2033 in the Amended Artesia Note. The note requires equal monthly principal and interest payments through maturity and has no prepayment penalties. The note has a variable interest rate equal to the greater of 6.0% or the Prime rate plus 1.0%. The note is collateralized by a security interest in the property and other assets within the property and is guaranteed by certain officers and directors of the Company. As of December 31, 2020, the interest rate for this loan is 6% (the greater of 6% or the Prime rate of 3.25% plus 1.0%).

Tamir Note

On March 12, 2010, the Company executed a promissory note with Tamir Enterprises, Ltd. for a principal amount of $475,000 (“Tamir Note”). The Company has executed subsequent amendments to the Tamir Notes on March 1, 2013, March 12, 2016, and March 19, 2019 (collectively, the “Amended Artesia Note”). The Amended Artesia Note had a principal balance of $300,000 upon execution. As a result of the March 19, 2019 amendment, the maturity date of the note is March 12, 2022. The note requires monthly interest payments through maturity and has no prepayment penalties. The note has a fixed interest rate of 12.0% plus an additional 2% for accrued interest outstanding. The note is collateralized by a security interest in the property and other assets within the property and is guaranteed by certain officers and directors of the Company.

Leander Note

On October 5, 2018, the Company executed a loan agreement with Equity Security Investments for a principal amount of $700,000 (“Leander Note”) to refinance existing financing for the hotel. The note had an original maturity date of October 5, 2019 and was collateralized by a security interest in the property and other assets within the property and is guaranteed by certain officers and directors of the Company. The Company exercised an extension option which extended the maturity of the note to October 5, 2020. The note required interest only monthly payments with the full principal balance becoming due upon the maturity date. The note has a fixed interest rate 12.75%. As of October 12, 2020, the maturity of the note has been extended to April 5, 2021.

After December 31, 2020, the Company exercised a one-year extension option on the Leander note that extends the new maturity date to April 5, 2022.

Venture Crossing Note

On December 4, 2018, the Company executed a promissory note with Stronghill Texas, LLC for a principal amount of $2,400,000 (“Venture Crossing Note”) to refinance existing financing on the property. The maturity date of the note was December 4, 2019. The note required monthly interest payments through maturity and had no prepayment penalties. The note had a fixed interest rate of 12.0% and was collateralized by a security interest in the property and other assets within the property and was guaranteed by certain officers and directors of the Company. On June 20, 2019, the Company sold the Venture Crossing shopping center and fully repaid this note. The Company incurred $249,652 in financing costs related to this loan which were expensed in 2019 due to the short-term nature of the loan.

Cadillac Center Note

On September 12, 2018, the Company executed a promissory note with First National Bank of Texas for a principal amount of $5,100,000 (“Cadillac Center Note”). The maturity date of the note was March 12, 2029. The note required monthly interest payments through March 12, 2019 at an interest rate equal to the greater of 5.50% or the Prime Rate plus 0.50%. Following March 12, 2019, equal payments of principal and interest were due over the remaining term of the note at an interest rate equal to the greater of 5.0% or the average yield of 5-year maturity U.S. Treasury securities plus 2.45%. The note had no prepayment penalties and was collateralized by a security interest in the property and other assets within the property and guaranteed by certain officers and directors of the Company. The Company incurred $622,746 in financing costs related to this loan which were expensed in 2019 due to the short-term nature of the loan. On September 16, 2019, the Company sold the Cadillac Center shopping center and fully repaid this note.

Notes Payable

The Company has a related party notes payable to Cibolo Creek Partners, LLC, its affiliate Round Rock Development Partners, LP and James Walesa. These notes have a maturity date of December 31, 2025 and there is no interest accruing on any of these notes. Each of these lenders is consider a related party. For more information, see Note 9 - Related Party Transactions.